Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Depreciation and amortization expenses	$ 15,058,000	$ 11,098,000	$ 9,220,000